November 2, 2006

VIA EDGAR

Securities and Exchange Commission Office of Filings and Information Services 100 F Street, NE Washington, D.C. 20549

Attention: Filing – Rule 497(j)

RE:	The Dreyfus/Laurel Tax-Free Municipal Funds (the "Registrant")
Dreyfus BASIC California Municipal Money Market Fund
Dreyfus BASIC New York Municipal Money Market Fund
Dreyfus BASIC Massachusetts Municipal Money Market Fund

File No: 33-43845 and 811-3700

Dear Sir/Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 60 to the Registration Statement, electronically filed with the Securities and Exchange Commission on October 23, 2006.

Very truly yours, /s/ Liliana Holguín Liliana Holguin
cc: Kirkpatrick & Lockhart Nicholson Graham LLP KPMG LLP Stroock & Stroock & Lavan LLP